UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-8056

                             MMA Praxis Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   P.O. Box 5356, Cincinnati, Ohio 45201-5356
--------------------------------------------------------------------------------
                    (Address of principal executive offices)   (Zip code)

                    BISYS Fund Services, 3435 Stelzer Road,
--------------------------------------------------------------------------------
           Columbus, OH 43219 (Name and address of agent for service)

Registrant's telephone number, including area code: (614)-470-8000

Date of fiscal year end: 12/30

Date of reporting period: 09/30/2005

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

MMA Praxis Core Stock Fund
Schedule of portfolio investments
September 30, 2005 (Unaudited)

                                                                                     SHARES              VALUE
COMMON STOCKS -- 96.3%
BANKS -- 5.4%
Bank of America Corp.                                                                 125,000        $  5,262,500
State Street Corp.                                                                     40,000           1,956,800
Wells Fargo Co.                                                                       158,000           9,254,060
                                                                                                     ------------
                                                                                                       16,473,360
                                                                                                     ------------
BEVERAGES -- 3.1%
PepsiCo, Inc.                                                                         167,000           9,470,570
                                                                                                     ------------
BROKERAGE SERVICES -- 2.8%
Goldman Sachs Group, Inc.                                                              37,000           4,498,460
JP Morgan Chase & Co.                                                                 118,852           4,032,648
                                                                                                     ------------
                                                                                                        8,531,108
                                                                                                     ------------
CHEMICALS - GENERAL -- 1.7%
Air Products & Chemicals, Inc.                                                         94,000           5,183,160
                                                                                                     ------------
COMPUTERS & PERIPHERALS -- 4.6%
Cisco Systems, Inc. (a)                                                               227,000           4,070,110
Dell, Inc. (a)                                                                        134,000           4,582,800
EMC Corp. (a)                                                                          51,000             659,940
Intel Corp.                                                                           199,000           4,905,350
                                                                                                     ------------
                                                                                                       14,218,200
                                                                                                     ------------
CONSUMER GOODS & SERVICES -- 3.2%
Procter & Gamble Co.                                                                  167,000           9,929,820
                                                                                                     ------------
CONTAINERS - PAPER & PLASTIC -- 1.7%
Sonoco Products Co. (b)                                                               192,640           5,260,998
                                                                                                     ------------
COSMETICS & TOILETRIES -- 2.6%
Colgate-Palmolive Co.                                                                  48,000           2,533,920
Kimberly Clark Corp.                                                                   89,600           5,333,888
                                                                                                     ------------
                                                                                                        7,867,808
                                                                                                     ------------
ELECTRONIC & ELECTRICAL - GENERAL -- 5.9%
Emerson Electric Co.                                                                  107,000           7,682,600
Jabil Circuit, Inc. (a)                                                               169,000           5,225,480
Texas Instruments, Inc. (b)                                                            87,000           2,949,300
Thomas & Betts Corp. (a)(b)                                                            69,400           2,388,054
                                                                                                     ------------
                                                                                                       18,245,434
                                                                                                     ------------

MMA Praxis Core Stock Fund
Schedule of portfolio investments, continued
September 30, 2005 (Unaudited)

FINANCIAL SERVICES -- 5.5%
Citigroup, Inc.                                                                       159,500        $  7,260,440
Fannie Mae                                                                            115,000           5,154,300
MBNA Corp.                                                                            190,000           4,681,600
                                                                                                     ------------
                                                                                                       17,096,340
                                                                                                     ------------
FOOD DISTRIBUTORS & WHOLESALERS -- 1.4%
Sysco Corp.                                                                           138,000           4,329,060
                                                                                                     ------------
FOOD PRODUCTS -- 1.3%
General Mills, Inc. (b)                                                                82,000           3,952,400
                                                                                                     ------------
HOME DECORATION PRODUCTS -- 1.5%
Newell Rubbermaid, Inc. (b)                                                           206,100           4,668,165
                                                                                                     ------------
INDUSTRIAL GOODS & SERVICES -- 1.6%
Masco Corp.                                                                           163,000           5,000,840
                                                                                                     ------------
INSURANCE -- 5.5%
Allstate Corp.                                                                         85,000           4,699,650
American International Group, Inc.                                                    115,000           7,125,400
Chubb Corp.                                                                            38,600           3,456,630
Protective Life Corp.                                                                  38,300           1,577,194
                                                                                                     ------------
                                                                                                       16,858,874
                                                                                                     ------------
MANUFACTURING -- 2.7%
3M Co.                                                                                 51,000           3,741,360
Dover Corp.                                                                           107,500           4,384,925
Steelcase, Inc. (b)                                                                    23,000             332,580
                                                                                                     ------------
                                                                                                        8,458,865
                                                                                                     ------------
MEDICAL - BIOMEDICAL/GENETIC -- 0.9%
Amgen, Inc. (a)                                                                        36,000           2,868,120
                                                                                                     ------------
MEDICAL SUPPLIES -- 7.6%
Biomet, Inc. (b)                                                                      110,000           3,818,100
Johnson & Johnson, Inc.                                                               160,000          10,124,800
Medtronic, Inc.                                                                       170,000           9,115,400
                                                                                                     ------------
                                                                                                       23,058,300
                                                                                                     ------------

MULTIMEDIA -- 0.8%
Time Warner, Inc. (a)                                                                 139,300           2,522,723
                                                                                                     ------------
NEWSPAPERS -- 1.0%
Gannett Co., Inc.                                                                      45,000           3,097,350
                                                                                                     ------------

MMA Praxis Core Stock Fund
Schedule of portfolio investments, continued
September 30, 2005 (Unaudited)

OFFICE EQUIPMENT & SERVICES -- 1.6%
Pitney Bowes, Inc.                                                                    120,000        $  5,008,800
                                                                                                     ------------
OIL & GAS EXPLORATION, PRODUCTION & SERVICES -- 4.8%
Anadarko Petroleum Corp.                                                               88,200           8,445,150
ENSCO International, Inc. (b)                                                          54,900           2,557,791
Transocean Sedco Forex, Inc. (a)                                                       62,000           3,801,220
                                                                                                     ------------
                                                                                                       14,804,161
                                                                                                     ------------

OIL - INTEGRATED -- 4.1%
BP Amoco PLC ADR                                                                      179,000          12,682,150
                                                                                                     ------------
OILFIELD SERVICES & EQUIPMENT -- 1.4%
Schlumberger Ltd.                                                                      50,000           4,219,000
                                                                                                     ------------
PHARMACEUTICALS -- 6.5%
Cardinal Health, Inc.                                                                 161,000          10,213,840
Forest Laboratories, Inc. (a)                                                          39,000           1,519,830
Pfizer, Inc.                                                                          334,000           8,339,980
                                                                                                     ------------
                                                                                                       20,073,650
                                                                                                     ------------
RAILROADS -- 1.2%
Norfolk Southern Corp.                                                                 93,000           3,772,080
                                                                                                     ------------
RETAIL -- 6.7%
Dollar General Corp.                                                                  240,999           4,419,922
Lowe's Cos., Inc.                                                                     111,000           7,148,400
Target Corp.                                                                          117,000           6,075,810
Wal-Mart Stores, Inc.                                                                  64,000           2,804,480
                                                                                                     ------------
                                                                                                       20,448,612
                                                                                                     ------------
SOFTWARE & COMPUTER SERVICES -- 6.1%
First Data Corp.                                                                      105,000           4,200,000
Jack Henry & Associates, Inc. (b)                                                      63,000           1,222,200
Microsoft Corp.                                                                       333,000           8,568,090
Oracle Corp. (a)                                                                      397,000           4,918,830
                                                                                                     ------------
                                                                                                       18,909,120
                                                                                                     ------------
TECHNOLOGY -- 0.5%
Applied Materials, Inc.                                                                93,800           1,590,848
                                                                                                     ------------
TELECOMMUNICATIONS -- 1.9%
SBC Communications, Inc.                                                              124,950           2,995,052
Verizon Communications, Inc.                                                           87,000           2,844,030
                                                                                                     ------------
                                                                                                        5,839,082
                                                                                                     ------------

MMA Praxis Core Stock Fund
Schedule of portfolio investments, continued
September 30, 2005 (Unaudited)

TRANSPORTATION SERVICES -- 0.7%
FedEx Corp.                                                                            23,000        $  2,003,990
                                                                                                     ------------
TOTAL COMMON STOCKS                                                                                   296,442,988
                                                                                                     ------------

                                                                                   SHARES OR
                                                                                   PRINCIPAL
                                                                                    AMOUNT               VALUE
U.S. GOVERNMENT AGENCIES - DISCOUNT NOTES* -- 2.0%
FANNIE MAE -- 2.0%
         3.75%, 10/17/05                                                            6,250,000           6,241,250
                                                                                 ------------        ------------
CORPORATE NOTES -- 1.3%
COMMUNITY DEVELOPMENT -- 1.3%
         MMA Community Development Investment, Inc., 2.23%, 12/31/06, (c)+          1,495,000           1,495,000
         MMA Community Development Investment, Inc., 3.34%, 12/31/06, (c)+          2,370,000           2,370,000
                                                                                 ------------        ------------
TOTAL CORPORATE NOTES                                                               3,865,000           3,865,000
                                                                                 ------------        ------------
SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 0.1%
SHORT TERM -- 0.1%
Citigroup                                                                             220,500             220,500
                                                                                 ------------        ------------
TOTAL INVESTMENTS (COST $275,757,900) (d)-- 99.7%                                                     306,769,738

Other assets in excess of liabilities -- 0.3%                                                             850,921
                                                                                                     ------------

NET ASSETS -- 100.0%                                                                                 $307,620,659
                                                                                                     ============

----------

(a)   Non-income producing securities.

(b)   All or part of this security was on loan, as of September 30, 2005.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933.

      These securities have been deemed illiquid under guidelines established by the Board of Trustees.

(d) Represents cost for financial reporting purposes, is the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation                                      $ 54,078,441
      Unrealized depreciation                                       (23,066,603)
      Net unrealized appreciation                                  $ 31,011,838
                                                                   ============

MMA Praxis Core Stock Fund
Schedule of portfolio investments, continued
September 30, 2005 (Unaudited)

*     Effective yield at purchase.

+ Variable rate security. Rates presented are the rates in effect at September 30, 2005. Date presented reflects next rate change date.

ADR - American Depositary Receipt

PLC - Public Liability Co.

                                                                                                      UNREALIZED
FUTURES CONTRACTS PURCHASED                                                       CONTRACTS          DEPRECIATION
                                                                                  ---------          ------------
S&P 500 Index Futures Contract, expiring December, 2005 (underlying face amount
at value $4,320,050)                                                                       14            ($13,825)

See notes to financial statements.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
September 30, 2005 (Unaudited)

                                                                                  PRINCIPAL
                                                                                    AMOUNT               VALUE
ASSET - BACKED SECURITIES -- 3.3%
Fleet Credit Card Master Trust II, Class A, 5.60%, 12/15/08                         1,000,000        $  1,007,958
Ford Credit Auto Owner Trust, 4.17%, 1/15/09                                        1,000,000             994,717
Ford Credit Auto Owner Trust, 4.30%, 8/15/09                                        1,000,000             995,200
Honda Auto Receivables Owner Trust, 4.15%, 10/15/10                                 1,000,000             989,320
Massachusetts RRB Special Purpose Trust, 3.78%, 9/15/10                             1,018,000           1,003,453
MBNA Credit Card Master Note Trust, Series 2003-A1, 3.30%, 7/15/10                  1,000,000             972,873
MBNA Credit Card Master Note Trust, Series 2005-A1, 4.20%, 9/15/10                  1,000,000             992,526
PG&E Energy Recovery Funding LLC, 3.87%, 6/25/11                                    1,365,000           1,348,231
Regions Auto Receivables Trust, 2.63%, 1/16/07                                         10,724              10,718
Standard Credit Card Master Trust, Series 1994-2, 7.25%, 4/7/08                       715,000             725,386
                                                                                                     ------------
TOTAL ASSET - BACKED SECURITIES                                                                         9,040,382
                                                                                                     ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.9%
Bear Stearns Commercial Mortgage Securities, 5.12%, 2/11/41                         1,000,000           1,008,054
Bear Stearns Commercial Mortgage Securities, 4.67%, 6/11/41                         1,000,000             974,773

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
September 30, 2005 (Unaudited)

Bear Stearns Commercial Mortgage Securities, 4.56%, 2/13/42 +                       1,000,000             989,499
JP Morgan Chase Commercial Mortgage Securities, 4.63%, 3/15/46                      1,000,000             992,215
JP Morgan Securities, Inc., 4.50%, 9/25/19                                            876,271             860,140
JP Morgan Trust, 4.90%, 10/15/42                                                    1,000,000             994,531
Morgan Stanley Capital, 5.01%, 1/14/42 +                                            1,000,000           1,003,249
Morgan Stanley Capital, 4.83%, 6/12/47                                              1,000,000             992,840
                                                                                                     ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                               7,815,301
                                                                                                     ------------
CORPORATE BONDS -- 29.0%
AGRICULTURAL SERVICES -- 0.6%
Cargill, Inc., 7.50%, 9/1/26 (a)                                                    1,250,000           1,551,046
                                                                                                     ------------
AUDIO/VIDEO -- 0.4%
Harman International, Inc., 7.32%, 7/1/07                                           1,000,000           1,035,541
                                                                                                     ------------
AUTOMOTIVE -- 0.4%
Lear Corp., Series B, 8.11%, 5/15/09                                                1,000,000             994,521
                                                                                                     ------------
BROADCASTING/CABLE -- 0.7%
Comcast Corp., 5.85%, 1/15/10                                                       1,000,000           1,033,684
Cox Communications, Inc., 4.63%, 1/15/10                                            1,000,000             977,751
                                                                                                     ------------
                                                                                                        2,011,435
                                                                                                     ------------
BROKERAGE SERVICES -- 1.3%
Goldman Sachs Group, 6.65%, 5/15/09                                                 1,000,000        $  1,061,533
Legg Mason, Inc., 6.75%, 7/2/08                                                     1,300,000           1,369,456
Lehman Brothers Holdings, 7.00%, 2/1/08                                             1,000,000           1,049,787
                                                                                                     ------------
                                                                                                        3,480,776
                                                                                                     ------------
COMMERCIAL BANKS -- 1.4%
Bank of America Corp., 7.75%, 8/15/15                                               1,000,000           1,200,824
State Street Corp., 7.35%, 6/15/26                                                  1,000,000           1,231,216
Wells Fargo Co., 5.13%, 9/1/12                                                      1,250,000           1,263,349
                                                                                                     ------------
                                                                                                        3,695,389
                                                                                                     ------------
COMMERCIAL BANKS-SOUTHERN U.S. -- 0.7%
Bank One Texas, 6.25%, 2/15/08                                                      1,950,000           2,022,070
                                                                                                     ------------
CONSTRUCTION -- 0.4%
D.R. Horton, Inc., 8.50%, 4/15/12                                                     500,000             539,719

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
September 30, 2005 (Unaudited)

KB Home, 8.63%, 12/15/08                                                              500,000             531,472
                                                                                                     ------------
                                                                                                        1,071,191
                                                                                                     ------------
CONSUMER GOODS & SERVICES -- 0.7%
VF Corp., 8.10%, 10/1/05                                                            1,950,000           1,950,000
                                                                                                     ------------

ELECTRIC - INTEGRATED -- 2.5%
Alabama Power Co., Series V, 5.60%, 3/15/33                                         1,000,000           1,015,610
Midamerican Energy Co., 6.75%, 12/30/31                                             1,500,000           1,754,202
Pacific Gas & Electric, 6.05%, 3/1/34                                               1,000,000           1,040,392
Pepco Holdings, Inc., 3.75%, 2/15/06                                                1,000,000             997,305
Puget Sound Energy, Inc., 6.74%, 6/15/18                                            1,000,000           1,105,028
TXU Corp., 4.80%, 11/15/09 (a)                                                      1,000,000             963,507
                                                                                                     ------------
                                                                                                        6,876,044
                                                                                                     ------------
ELECTRIC SERVICES -- 0.7%
AEP Texas North Co., Series B, 5.50%, 3/1/13                                        1,000,000           1,020,778
FPL Energy Caithness Funding, 7.65%, 12/31/18 (a)                                     810,420             888,780
                                                                                                     ------------
                                                                                                        1,909,558
                                                                                                     ------------
ELECTRONIC COMPONENTS - SEMICONDUCTORS -- 0.6%
Applied Materials, Inc., 7.13%, 10/15/17                                            1,400,000           1,599,170
                                                                                                     ------------
FINANCE - AUTO LOANS -- 0.5%
Ford Motor Credit Co., 7.25%, 10/25/11                                              1,000,000        $    949,184
General Motors Acceptance Corp., 6.75%, 12/1/14                                       500,000             434,922
                                                                                                     ------------
                                                                                                        1,384,106
                                                                                                     ------------
FINANCIAL SERVICES -- 1.6%
Citifinancial, 6.13%, 12/1/05                                                       1,371,000           1,375,404
General Electric Capital Corp., 6.88%, 11/15/10                                     1,000,000           1,091,753
General Electric Capital Corp., 6.75%, 3/15/32                                      1,000,000           1,176,228
SLM Corp., 4.00%, 1/15/09                                                           1,000,000             982,268
                                                                                                     ------------
                                                                                                        4,625,653
                                                                                                     ------------

FIRE, MARINE, AND CASUALTY INSURANCE -- 0.4%
Berkley Corp., 5.13%, 9/30/10                                                       1,000,000             995,007
                                                                                                     ------------
FOOD PROCESSING -- 1.1%
Dean Foods Co., 8.15%, 8/1/07                                                         750,000             781,875
General Mills, Inc., 5.13%, 2/15/07                                                 1,000,000           1,005,233

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
September 30, 2005 (Unaudited)

Hormel Foods Corp., 6.63%, 6/1/11                                                   1,000,000           1,092,131
                                                                                                     ------------
                                                                                                        2,879,239
                                                                                                     ------------
GENERAL MEDICAL & SURGICAL HOSPITALS -- 0.4%
Healthcare (Hca), Inc., 6.95%, 5/1/12                                               1,000,000           1,028,635
                                                                                                     ------------

GOVERNMENTS (FOREIGN) -- 0.2%

CANADA -- 0.2%
Province of Ontario, 5.70%, 12/1/08                                                   500,000             532,015
                                                                                                     ------------
INSURANCE -- 1.2%
Allstate Corp., 7.50%, 6/15/13                                                      1,100,000           1,266,352
AXA Equitable Life Insurance, 6.95%, 12/1/05                                        1,000,000           1,004,167
Old Republic International Corp., 7.00%, 6/15/07                                    1,000,000           1,033,815
                                                                                                     ------------
                                                                                                        3,304,334
                                                                                                     ------------
INTERNAL COMBUSTION ENGINES, N.E.C. -- 0.4%
Briggs & Stratton Corp., 8.88%, 3/15/11                                             1,000,000           1,145,000
                                                                                                     ------------
MACHINERY - GENERAL INDUSTRIAL -- 0.4%
Dover Corp., 6.45%, 11/15/05                                                        1,100,000        $  1,102,364
                                                                                                     ------------
MEDICAL - BIOMEDICAL/GENETIC -- 0.5%
Amgen, Inc., 4.00%, 11/18/09                                                        1,500,000           1,466,511
                                                                                                     ------------
MEDICAL EQUIPMENT & SUPPLIES -- 0.4%
Beckman Instruments, Inc., 7.05%, 6/1/26                                            1,010,000           1,171,610
                                                                                                     ------------
NATURAL GAS PRODUCTION AND/OR DISTRIBUTION -- 1.9%
Indiana Gas Co., 6.55%, 6/30/28                                                       250,000             271,186
Keyspan Gas East, 7.88%, 2/1/10                                                     1,250,000           1,401,203
National Fuel Gas Co., 6.30%, 5/27/08                                               1,000,000           1,034,552
Northern Natural Gas, 5.38%, 10/31/12 (a)                                           1,000,000           1,023,377
Southern Union Co., 8.25%, 11/15/29                                                 1,050,000           1,330,061
                                                                                                     ------------
                                                                                                        5,060,379
                                                                                                     ------------
OIL & GAS EXPLORATION, PRODUCTION & SERVICES -- 2.6%
Anadarko Finance Co., 7.50%, 5/1/31 (a)                                             1,000,000           1,229,755
Burlington Resources, Inc., 7.38%, 3/1/29                                           1,073,000           1,306,797
Conoco, Inc., 6.95%, 4/15/29                                                        1,075,000           1,308,582
EOG Resources, Inc., 6.00%, 12/15/08                                                1,030,000           1,061,068
Pemex Project, 7.38%, 12/15/14                                                        500,000             555,000
Pioneer Natural Resource, 6.25%, 2/15/12                                            1,000,000           1,073,224

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
September 30, 2005 (Unaudited)

XTO Energy, Inc., 7.50%, 4/15/12                                                      500,000             563,205
                                                                                                     ------------
                                                                                                        7,097,631
                                                                                                     ------------
PUBLISHING -- 0.9%
Knight-Ridder, Inc., 7.13%, 6/1/11                                                  1,000,000           1,081,662
Thomson Corp., 6.20%, 1/5/12                                                        1,200,000           1,279,814
                                                                                                     ------------
                                                                                                        2,361,476
                                                                                                     ------------
REAL ESTATE -- 0.4%
EOP Operating LP, 7.00%, 7/15/11                                                    1,000,000           1,091,179
                                                                                                     ------------
RETAIL - DISCOUNT -- 0.9%
Dollar General Corp., 8.63%, 6/15/10                                                1,000,000           1,123,750
Wal-Mart Stores, 7.55%, 2/15/30                                                     1,000,000           1,271,389
                                                                                                     ------------
                                                                                                        2,395,139
                                                                                                     ------------
RETAIL - FOOD -- 1.1%
Delhaize America, Inc., 8.13%, 4/15/11                                              1,000,000           1,083,812
Kroger Co., 7.63%, 9/15/06                                                          1,000,000        $  1,024,855
YUM! Brands, Inc., 8.88%, 4/15/11                                                     750,000             888,380
                                                                                                     ------------
                                                                                                        2,997,047
                                                                                                     ------------
SUPRANATIONAL BANK -- 0.4%
Corporation Andina de Fomento, 5.20%, 5/21/13                                       1,000,000           1,003,183
                                                                                                     ------------
SURGICAL AND MEDICAL INSTRUMENTS -- 0.4%
Guidant Corp., 6.15%, 2/15/06                                                       1,000,000           1,006,496
                                                                                                     ------------
TELEPHONE - INTEGRATED -- 0.8%
GTE California, Inc., 7.65%, 3/15/07                                                1,000,000           1,037,362
Sprint Capital Corp., 7.63%, 1/30/11                                                1,000,000           1,119,005
                                                                                                     ------------
                                                                                                        2,156,367
                                                                                                     ------------
TRANSPORTATION SERVICES -- 1.7%
Golden State Petroleum Transportation, 8.04%, 2/1/19                                1,000,000           1,078,440
Union Tank Car Co., 7.13%, 2/1/07                                                   1,550,000           1,599,484
United Parcel Service, 8.38%, 4/1/30                                                1,500,000           2,082,606
                                                                                                     ------------
                                                                                                        4,760,530
                                                                                                     ------------
UTILITIES - NATURAL GAS -- 0.4%
Michigan Consolidated Gas Co., 8.25%, 5/1/14                                        1,000,000           1,214,308
                                                                                                     ------------

TOTAL CORPORATE BONDS                                                                                  83,678,725
                                                                                                     ------------

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
September 30, 2005 (Unaudited)

CORPORATE NOTES -- 1.2%
COMMUNITY DEVELOPMENT -- 1.2%
MMA Community Development Investment, Inc., 2.23%, 12/31/06, (b)+                   1,350,000           1,350,000
MMA Community Development Investment, Inc., 3.34%, 12/31/06, (b)+                   2,025,000           2,025,000
                                                                                                     ------------
TOTAL CORPORATE NOTES                                                                                   3,375,000
                                                                                                     ------------
INTEREST ONLY BONDS -- 0.6%
FREDDIE MAC -- 0.4%
5.00%, 5/15/23                                                                      2,967,401             224,452
5.00%, 4/15/29                                                                      2,000,000             451,626
5.50%, 11/15/32                                                                     1,200,000             385,717
                                                                                                     ------------
                                                                                                        1,061,795
                                                                                                     ------------
GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 0.2%
1.05%, 4/16/07                                                                     12,539,306             531,334
                                                                                                     ------------
TOTAL INTEREST ONLY BONDS                                                                               1,593,129
                                                                                                     ------------

MUNICIPAL BONDS -- 0.1%
GENERAL OBLIGATIONS -- 0.1%
MONTANA -- 0.1%
Billings Federal Office LTD., 7.25%, 2/15/15                                          379,000            $390,355
                                                                                                     ------------
MUTUAL FUND -- 0.6%
Pax World High Yield Fund                                                             187,869           1,615,673
                                                                                                     ------------
U.S. GOVERNMENT AGENCIES -- 60.9%
FANNIE MAE -- 31.5%
7.25%, 1/1/07                                                                       1,625,000           1,725,039
4.75%, 1/2/07                                                                       1,250,000           1,253,814
6.63%, 10/15/07                                                                       450,000             469,220
5.25%, 1/15/09                                                                      5,800,000           5,933,929
7.25%, 1/15/10                                                                      1,450,000           1,601,683
7.45%, 10/1/11                                                                      3,066,795           3,147,737
6.13%, 3/15/12                                                                      4,700,000           5,102,442
4.38%, 3/15/13                                                                      4,500,000           4,441,455
4.38%, 7/17/13                                                                      5,250,000           5,075,159
4.13%, 4/15/14                                                                      1,000,000             965,348
7.35%, 1/1/15                                                                         374,156             412,278
5.00%, 4/15/15                                                                      4,250,000           4,371,546
7.00%, 7/1/15                                                                          20,978              22,105
5.00%, 7/1/18                                                                       1,146,300           1,144,073
5.00%, 9/1/18                                                                       1,436,574           1,433,782
7.00%, 11/1/19                                                                        213,787             224,541
7.00%, 11/1/19                                                                        134,980             141,770
5.00%, 7/1/23                                                                       2,071,150           2,045,716
7.00%, 1/1/24                                                                         822,287             860,677
5.00%, 4/1/24                                                                       2,051,708           2,025,688

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
September 30, 2005 (Unaudited)

5.00%, 7/1/25                                                                       2,199,718           2,170,979
8.50%, 9/1/26                                                                         490,766             534,432
7.00%, 8/1/29                                                                         776,644             812,903
6.63%, 11/15/30                                                                     1,000,000           1,234,434
6.50%, 5/1/31                                                                         207,469             213,551
6.50%, 6/1/32                                                                         469,465             483,721
6.00%, 10/1/32                                                                        399,741             406,526
5.00%, 2/1/33                                                                       1,606,987           1,576,859
5.50%, 3/1/33                                                                       1,171,136           1,171,762
5.50%, 4/1/33                                                                         759,268             759,620
3.56%, 6/1/33 +                                                                     1,134,296           1,135,167
6.00%, 8/1/33                                                                         940,941             956,879
4.33%, 10/1/33                                                                      1,958,426           1,958,691
6.00%, 10/1/33                                                                        981,969             998,602
4.08%, 2/1/34                                                                       2,202,842           2,274,287
5.50%, 2/1/34                                                                       1,450,776           1,450,594
5.50%, 2/1/34                                                                       1,411,792           1,411,616
3.86%, 4/1/34 +                                                                     1,113,195           1,133,399
4.79%, 4/1/34                                                                         141,361             146,613
4.24%, 5/1/34                                                                       1,316,673        $  1,304,755
5.50%, 5/1/34                                                                       1,624,836           1,625,589
6.00%, 8/1/34                                                                       3,008,342           3,059,297
5.00%, 10/1/34                                                                      1,893,255           1,853,733
5.50%, 10/1/34                                                                      1,715,223           1,715,348
5.50%, 11/1/34                                                                      1,811,881           1,811,654
6.00%, 11/1/34                                                                      3,583,911           3,644,615
5.50%, 1/1/35                                                                       2,716,594           2,716,791
5.50%, 1/1/35                                                                       1,806,187           1,805,961
5.00%, 10/1/35                                                                      3,000,000           2,937,375
                                                                                                     ------------
                                                                                                       85,703,755
                                                                                                     ------------
FEDERAL HOME LOAN BANK -- 1.6%
3.75%, 8/15/07                                                                      1,000,000             988,609
4.13%, 8/13/10                                                                      1,000,000             980,778
6.63%, 11/15/10                                                                       900,000             983,639
3.88%, 6/14/13                                                                        300,000             285,666
4.50%, 9/16/13                                                                      1,250,000           1,239,988
                                                                                                     ------------
                                                                                                        4,478,680
                                                                                                     ------------
FREDDIE MAC -- 24.1%
5.95%, 1/19/06                                                                        300,000             301,669
3.30%, 9/14/07                                                                      1,000,000             980,897
9.00%, 6/1/08                                                                           1,442               1,578
6.75%, 1/15/09                                                                        336,746             340,961
5.75%, 3/15/09                                                                      2,950,000           3,068,097

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
September 30, 2005 (Unaudited)

3.75%, 7/15/09                                                                      2,000,000           2,075,056
4.13%, 7/12/10                                                                      4,487,000           4,413,557
4.00%, 9/1/10                                                                       1,484,940           1,457,329
6.88%, 9/15/10                                                                        831,000             917,311
6.00%, 6/15/11                                                                      4,500,000           4,821,831
5.00%, 7/15/14                                                                      5,000,000           5,126,199
5.50%, 9/1/17                                                                       1,346,318           1,366,531
6.00%, 9/1/17                                                                       1,966,999           2,020,879
5.00%, 10/1/17                                                                        986,701             985,115
5.50%, 11/1/17                                                                      1,522,547           1,545,406
6.00%, 2/1/18                                                                       1,034,458           1,063,244
5.00%, 5/1/18                                                                         902,825             901,088
4.50%, 6/1/18                                                                       2,321,984           2,277,766
5.00%, 9/1/18                                                                       1,277,028           1,274,571
5.00%, 9/1/18                                                                       1,396,761           1,394,073
5.00%, 10/1/18                                                                      1,430,078           1,427,326
5.00%, 11/1/18                                                                      1,435,115           1,432,353
5.00%, 4/1/19                                                                       2,419,637           2,414,160
6.75%, 9/15/29                                                                        675,000             840,935
7.00%, 2/1/30                                                                       1,126,852        $  1,177,349
7.50%, 7/1/30                                                                       1,048,163           1,111,184
6.50%, 2/1/31                                                                          72,451              74,507
7.00%, 3/1/31                                                                         668,439             698,393
6.75%, 3/15/31                                                                      1,730,000           2,174,572
5.00%, 4/15/31                                                                      2,000,000           1,970,726
6.50%, 8/1/31                                                                          51,866              53,424
6.50%, 2/1/32                                                                         473,609             487,833
6.00%, 10/1/32                                                                      1,413,460           1,438,372
5.50%, 8/1/33                                                                       2,096,955           2,099,144
5.50%, 11/1/33                                                                      1,581,931           1,583,583
5.50%, 12/1/33                                                                      1,247,328           1,248,630
2.96%, 5/1/34                                                                       1,083,575           1,060,130
3.03%, 5/1/34                                                                       1,573,379           1,541,451
6.00%, 11/1/34                                                                      1,441,717           1,467,026
5.00%, 7/1/35                                                                       1,988,902           1,947,011
5.00%, 7/1/35                                                                       2,972,094           2,909,494
                                                                                                     ------------
                                                                                                       65,490,761
                                                                                                     ------------
GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 2.6%
7.50%, 9/15/07                                                                         49,988              52,913
6.75%, 4/15/16                                                                        129,450             136,687
7.00%, 12/20/30                                                                       249,883             261,488
6.50%, 4/20/31                                                                        276,287             286,172
6.50%, 7/20/31                                                                        236,523             244,921
6.50%, 10/20/31                                                                       512,030             530,347
7.00%, 10/20/31                                                                       141,711             148,292
7.00%, 3/20/32                                                                        606,886             635,072

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
September 30, 2005 (Unaudited)

6.50%, 5/20/32                                                                        304,021             314,805
4.50%, 1/20/34                                                                      1,394,660           1,409,763
6.93%, 9/15/39                                                                      2,046,405           2,163,840
6.85%, 10/15/39                                                                       726,661             767,696
                                                                                                     ------------
                                                                                                        6,951,996
                                                                                                     ------------
SMALL BUSINESS ADMINISTRATION -- 0.0%
4.00%, 9/25/18                                                                        126,697             126,637
                                                                                                     ------------
TENNESSEE VALLEY AUTHORITY -- 1.1%
6.25%, 12/15/17                                                                       200,000           2,269,544
4.65%, 6/15/35                                                                        750,000             714,128
                                                                                                     ------------
                                                                                                        2,983,672
                                                                                                     ------------
TOTAL U.S. GOVERNMENT AGENCIES                                                                       $165,735,501
                                                                                                     ------------
U.S. TREASURY OBLIGATIONS -- 0.0%
PRIVATE EXPORT FUNDING -- 0.0%
Export Funding Trust, Series 1995-A, Class A, 8.21%, 12/29/06                          36,512              37,304
                                                                                                     ------------
TOTAL INVESTMENTS (COST $268,448,907) (c) -- 98.6%                                                    268,577,595

Other assets in excess of liabilities -- 1.4%                                                           3,754,853
                                                                                                     ------------
NET ASSETS -- 100.0%                                                                                 $272,332,448
                                                                                                     ============

----------

(a) 144A security is restricted as to resale to institutional investors. These securities have been deemed liquid under guidelines established by the Board of Trustees.

(b) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933.

      These securities have been deemed illiquid under guidelines established by the Board of Trustees.

(c) Represents cost for financial reporting purposes, is the same as cost basis for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation                                       $ 3,222,743
      Unrealized depreciation                                        (3,094,055)
      Net unrealized appreciation                                   $   126,688
                                                                    ===========

+ Variable rate security. Rates presented are the rates in effect at September 30, 2005. Date presented reflects next rate change date.

*     Discount note, effective yield at purchase.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
September 30, 2005 (Unaudited)

                                                                                                      UNREALIZED
SWAP AGREEMENTS                                                                     UNITS            DEPRECIATION
                                                                                    -----            ------------
Sold 5 Year Credit Default Swap Protection with Morgan Stanley, based upon
Gannett Co. Inc., 6.38%, 4/1/12, Maturing 12/20/09, (Notional amount of
$1,000,000)                                                                                 1              (2,901)

See notes to financial statements.

MMA Praxis International Fund
Schedule of portfolio investments
September 30, 2005 (Unaudited)

                                                                                  SHARES OR
                                                                                  PRINCIPAL
                                                                                    AMOUNT              VALUE
COMMON STOCKS -- 96.3%
ARGENTINA -- 0.2%
AGRICULTURE -- 0.1%
Cresud S.A. ADR (a)                                                                    11,503        $    157,936
                                                                                                     ------------
REAL ESTATE -- 0.1%
IRSA Inversiones y Representaciones S.A. (a)                                           16,061             193,535
                                                                                                     ------------
                                                                                                          351,471
                                                                                                     ------------

BELGIUM -- 1.1%
CHEMICALS-SPECIALTY -- 0.1%
Umicore                                                                                 1,480             161,362
                                                                                                     ------------
SPECIAL PURPOSE ENTITY -- 1.0%
Groupe Bruxelles Lamber S.A.                                                           14,972           1,461,495
                                                                                                     ------------
                                                                                                        1,622,857
                                                                                                     ------------

BERMUDA -- 0.7%
AGRICULTURAL OPERATIONS -- 0.3%
Bunge Ltd.                                                                             10,934             575,347
                                                                                                     ------------
INSURANCE -- 0.4%
Catlin Group, Ltd.                                                                     58,135             510,379
                                                                                                     ------------
                                                                                                        1,085,726
                                                                                                     ------------

CANADA -- 0.5%
OIL COMP-INTEGRATED -- 0.4%
Petro-Canada                                                                           13,800             577,641
                                                                                                     ------------

MMA Praxis International Fund
Schedule of portfolio investments
September 30, 2005 (Unaudited)

DIVERSIFIED OPERATIONS -- 0.1%
Brascan Corp.                                                                           3,750             174,645
                                                                                                     ------------
                                                                                                          752,286
                                                                                                     ------------

FINLAND -- 0.4%
MACHINERY & ENGINEERING -- 0.0%
KCI Konecranes Oyj                                                                      1,500              69,382
                                                                                                     ------------
PAPER PRODUCTS -- 0.4%
UPM-Kymmene Oyj                                                                        27,800             556,100
                                                                                                     ------------
                                                                                                          625,482
                                                                                                     ------------

FRANCE -- 12.8%
ADVERTISING -- 0.3%
Havas SA                                                                               89,567             454,103
                                                                                                     ------------
BANKS -- 1.2%
BNP Paribas S.A.                                                                       23,103        $  1,755,589
                                                                                                     ------------
BUILDING & CONSTRUCTION -- 2.0%
Bouygues S.A.                                                                          14,095             654,837
Compagnie de Saint-Gobain                                                              25,742           1,480,161
Imerys S.A.                                                                             9,172             680,448
                                                                                                     ------------
                                                                                                        2,815,446
                                                                                                     ------------
ELECTRIC SERVICES -- 0.2%
Schneider Electric S.A.                                                                 4,252             335,624
                                                                                                     ------------
FOOD DIVERSIFIED -- 1.1%
Sodexho Alliance S.A.                                                                  42,521           1,604,595
                                                                                                     ------------
FOOD RETAIL -- 1.0%
Carrefour S.A.                                                                         31,355           1,442,025
                                                                                                     ------------
GAS DISTRIBUTION -- 0.6%
Gax de France                                                                          24,922             832,979
                                                                                                     ------------
INSURANCE -- 0.7%
CNP Assurances                                                                         15,148           1,015,508
                                                                                                     ------------
MEDIA -- 2.4%
Vivendi Universal S.A.                                                                103,296           3,370,602
                                                                                                     ------------
OFFICE AUTOMATION & EQUIPMENT -- 1.0%
Neopost S.A.                                                                           15,558           1,507,482
                                                                                                     ------------
PUBLISHING -- 0.3%
Pagesjaunes                                                                            17,579             479,418
                                                                                                     ------------
TELECOMMUNICATIONS -- 1.8%
France Telecom S.A.                                                                    89,141           2,557,442
                                                                                                     ------------

MMA Praxis International Fund
Schedule of portfolio investments
September 30, 2005 (Unaudited)

TIRE & RUBBER -- 0.2%
Michelin                                                                                5,488             322,284
                                                                                                     ------------
                                                                                                       18,493,097
                                                                                                     ------------

GERMANY -- 10.7%
APPAREL MANUFACTURERS -- 0.6%
Adidas-Salomon AG                                                                       5,343             930,845
                                                                                                     ------------
BANKS -- 1.4%
Deutsche Bank AG                                                                       21,232           1,988,388
                                                                                                     ------------
CHEMICALS -- 1.0%
BASF AG                                                                                19,952           1,500,565
                                                                                                     ------------
ELECTRIC - INTEGRATED -- 2.8%
RWE AG                                                                                 58,588           3,871,375
                                                                                                     ------------
INSURANCE -- 0.3%
Allianz AG                                                                              3,223            $435,232
                                                                                                     ------------
MACHINERY & ENGINEERING -- 0.1%
Linde AG (a)                                                                            1,856             136,956
                                                                                                     ------------
MACHINERY / PRINT TRADE -- 0.2%
Heidelberger Druckmaschin                                                               9,032             308,717
                                                                                                     ------------
PHARMACEUTICALS -- 1.3%
Fresenius AG                                                                           14,026           1,942,087
                                                                                                     ------------
PUBLISHING -- 0.1%
Axel Springer AG                                                                        1,482             185,172
                                                                                                     ------------
REAL ESTATE INVESTMENT / MANAGEMENT -- 0.9%
IVG Immobilien AG                                                                      60,577           1,251,059
                                                                                                     ------------
TELECOMMUNICATIONS -- 1.6%
Deutsche Telecom AG                                                                   127,512           2,319,375
                                                                                                     ------------
TIRE & RUBBER -- 0.4%
Continental  AG                                                                         7,734             634,442
                                                                                                     ------------
                                                                                                       15,504,213
                                                                                                     ------------

HONG KONG -- 1.7%
DIVERSIFIED FINANCIAL SERVICES -- 0.8%
Guoco Group, Ltd.                                                                     116,000           1,175,125
                                                                                                     ------------
REAL ESTATE INVESTMENT / MANAGEMENT -- 0.2%
Hysan Development Company, Ltd.                                                       119,000             297,167
                                                                                                     ------------

MMA Praxis International Fund
Schedule of portfolio investments
September 30, 2005 (Unaudited)

TELEVISION -- 0.7%
Television Broadcasts, Ltd.                                                           155,000             946,716
                                                                                                     ------------
                                                                                                        2,419,008
                                                                                                     ------------

HUNGARY -- 0.8%
BANKS -- 0.4%
OTP Bank Rt. GDR                                                                        7,300             575,970
                                                                                                     ------------
OIL COMP-INTEGRATED -- 0.4%
Mol Magyar Olaj-Es Gz-Sp GDR                                                            5,861             644,710
                                                                                                     ------------
                                                                                                        1,220,680
                                                                                                     ------------

IRELAND -- 1.7%
BANKS -- 1.0%
Anglo Irish Bank Corp. PLC                                                            104,994           1,425,400
                                                                                                     ------------
FINANCIAL SERVICES -- 0.7%
Irish Life & Permanent PLC                                                             58,697           1,056,384
                                                                                                     ------------
TELECOMMUNICATIONS -- 0.0%
Eircom Group PLC                                                                       75,076             $53,217
                                                                                                     ------------
                                                                                                        2,535,001
                                                                                                     ------------

ITALY -- 1.6%
ELECTRIC - INTEGRATED -- 1.2%
Enel SpA                                                                              212,085           1,826,936
                                                                                                     ------------
PUBLISHING -- 0.2%
Mondadori (Arnoldo) Editore SpA                                                        22,470             225,010
                                                                                                     ------------
TELEVISION -- 0.2%
Mediaset SpA (a)                                                                       21,382             252,905
                                                                                                     ------------
                                                                                                        2,304,851
                                                                                                     ------------

JAPAN -- 22.7%
APPAREL -- 0.3%
UNITED ARROWS, LTD.                                                                    11,200             504,180
                                                                                                     ------------
AUTOMOTIVE -- 1.1%
Toyota Motor Corp.                                                                     34,000           1,557,503
                                                                                                     ------------
BANKS -- 2.9%
Bank of Yokohama, Ltd.                                                                 87,000             662,952
Chiba Bank                                                                             38,000             308,981
Mitsubishi Tokyo Financial Group, Inc.                                                    200           2,625,204
Sumitomo Trust & Banking Co.                                                           67,000             551,275
                                                                                                     ------------
                                                                                                        4,148,412
                                                                                                     ------------

MMA Praxis International Fund
Schedule of portfolio investments
September 30, 2005 (Unaudited)

BUILDING & CONSTRUCTION -- 0.5%
Okumura Corp.                                                                         110,000             673,479
                                                                                                     ------------
CHEMICALS -- 0.6%
Sanyo Chemical Industries, Ltd.                                                        37,000             293,353
Sumitomo Chemical Co., Ltd.                                                            60,000             371,053
Tokuyama Corp.                                                                         19,000             186,125
                                                                                                     ------------
                                                                                                          850,531
                                                                                                     ------------
COMPUTER SERVICES -- 0.2%
NEC Fielding, Ltd.                                                                     15,200             276,510
                                                                                                     ------------
COSMETICS & TOILETRIES -- 0.2%
Shiseido Company, Ltd.                                                                 19,000             273,832
                                                                                                     ------------
ELECTRONIC & ELECTRICAL - GENERAL -- 3.0%
CANON, Inc.                                                                            36,000           1,944,060
Fanuc Ltd.                                                                             12,600           1,018,967
Ngk Insulators, Ltd.                                                                   46,000             584,751
THK CO., LTD                                                                           34,700             865,093
                                                                                                     ------------
                                                                                                        4,412,871
                                                                                                     ------------
ELECTRONIC COMPONENTS - SEMICONDUCTORS -- 0.2%
ADVANTEST CORP.                                                                         3,300        $    255,825
                                                                                                     ------------
ENTERTAINMENT SYSTEMS -- 0.2%
Nintendo Co., Ltd.                                                                      2,500             291,591
                                                                                                     ------------
FINANCIAL SERVICES -- 6.1%
Mizuho Financial Group                                                                    176           1,119,429
Nissin Co., Ltd.                                                                      723,000             961,750
Orix Corp.                                                                             16,300           2,943,664
SANYO SHINPAN FINANCE CO., LTD.                                                         5,600             454,847
Takefuji Corp.                                                                         40,650           3,169,206
                                                                                                     ------------
                                                                                                        8,648,896
                                                                                                     ------------
FOOD PRODUCTS & SERVICES -- 0.2%
Ezaki Glico Co., Ltd.                                                                  38,000             331,410
                                                                                                     ------------
INSURANCE -- 0.9%
Mitsui Sumitomo Insurance Co.                                                         115,000           1,331,190
                                                                                                     ------------
MACHINERY / PRINT TRADE -- 0.1%
Komori Corp.                                                                           10,000             177,950
                                                                                                     ------------
MACHINERY / MACHINE TOOLS -- 0.3%
KUBOTA CORP.                                                                           34,000             235,423
Nabtesco Corp.                                                                         23,000             201,198
                                                                                                     ------------
                                                                                                          436,621
                                                                                                     ------------

MMA Praxis International Fund
Schedule of portfolio investments
September 30, 2005 (Unaudited)

MOTION PICTURES & SERVICES -- 0.2%
Toho Co., Ltd.                                                                         16,300             258,468
                                                                                                     ------------
PHARMACEUTICALS -- 1.4%
Astellas Pharma, Inc.                                                                  34,900           1,312,805
DAIICHI SANKYO CO., Ltd.                                                                9,852             201,777
Eisai Co., Ltd.                                                                        13,400             572,523
                                                                                                     ------------
                                                                                                        2,087,105
                                                                                                     ------------
REAL ESTATE INVESTMENT / MANAGEMENT -- 0.5%
Mitsubishi Estate Co., Ltd.                                                            58,000             796,053
                                                                                                     ------------
RETAIL -- 3.2%
AOYAMA TRADING Co., Ltd.                                                               17,800             501,784
Isetan Co.,  Ltd.                                                                      69,800           1,111,733
Takashimaya Co., Ltd.                                                                  28,000             356,675
Yamada Denki Co., Ltd                                                                  34,000           2,584,857
                                                                                                     ------------
                                                                                                        4,555,049
                                                                                                     ------------
TELECOMMUNICATIONS -- 0.1%
Nippon Telegraph & Telephone Corp.                                                         44             216,289
                                                                                                     ------------
TRANSPORTATION SERVICES -- 0.5%
Central Japan Railway Co.                                                                  90        $    700,877
                                                                                                     ------------
                                                                                                       32,784,642
                                                                                                     ------------

MEXICO -- 1.2%
BUILDING PRODUCTS -- 1.2%
Cemex S.A. ADR                                                                         33,936           1,774,853
                                                                                                     ------------

NETHERLANDS -- 3.2%
DISTRIBUTION/WHOLESALE -- 0.3%
Buhrmann N.V.                                                                          30,057             362,916
                                                                                                     ------------
ELECTRONIC & ELECTRICAL - GENERAL -- 2.0%
Philips Electronics NV                                                                110,286           2,929,565
                                                                                                     ------------
FOOD DIVERSIFIED -- 0.8%
Wessanen N.V.                                                                          70,800           1,206,156
                                                                                                     ------------
HUMAN RESOURCES -- 0.1%
United Services Group N.V.                                                              4,947             168,793
                                                                                                     ------------
                                                                                                        4,667,430
                                                                                                     ------------

NORWAY -- 0.5%
TELECOM SERVICES -- 0.5%
Telenor ASA                                                                            88,200             787,632
                                                                                                     ------------

MMA Praxis International Fund
Schedule of portfolio investments
September 30, 2005 (Unaudited)

SOUTH AFRICA -- 0.1%
TELECOMMUNICATIONS -- 0.1%
MTN Group, Ltd.                                                                        21,040             174,206
                                                                                                     ------------

SOUTH KOREA -- 0.4%
AUTOMOTIVE -- 0.2%
Hyundai Motor Co., Ltd. GDR                                                            14,807             377,579
                                                                                                     ------------
BANKS -- 0.1%
Hana Bank                                                                               2,220              81,881
                                                                                                     ------------
FINANCIAL SERVICES -- 0.1%
Daishin Securities Co.                                                                  4,600              76,018
                                                                                                     ------------
                                                                                                          535,478
                                                                                                     ------------

SPAIN -- 1.2%
BUILDING & CONSTRUCTION -- 0.1%
Fomento De Construc Y Contra                                                            3,157             188,089
                                                                                                     ------------
UTILITIES - TELECOMMUNICATIONS -- 1.1%
Telefonica S.A.                                                                        96,789           1,583,788
                                                                                                     ------------
                                                                                                        1,771,877
                                                                                                     ------------

SWITZERLAND -- 10.1%
BANKS -- 0.6%
Ubs AG Registered                                                                      10,681        $    907,687
                                                                                                     ------------
CHEMICALS -- 0.7%
Lonza Group AG                                                                         17,411           1,027,658
                                                                                                     ------------
FOOD PRODUCTS -- 3.2%
Lindt & Spruengli AG                                                                      431             723,883
Nestle S.A.                                                                            13,614           3,986,176
                                                                                                     ------------
                                                                                                        4,710,059
                                                                                                     ------------
INSURANCE -- 1.1%
Baloise Holding Ltd.                                                                   12,246             614,949
Swiss Re                                                                               14,880             977,132
                                                                                                     ------------
                                                                                                        1,592,081
                                                                                                     ------------
INVESTMENT COMPANIES -- 0.8%
Pargesa Holding AG                                                                     14,350           1,212,832
                                                                                                     ------------
PHARMACEUTICALS -- 3.6%
Novartis AG                                                                            37,620           1,908,029
Roche Holding AG                                                                       22,674           3,149,556
                                                                                                     ------------
                                                                                                        5,057,585
                                                                                                     ------------

MMA Praxis International Fund
Schedule of portfolio investments
September 30, 2005 (Unaudited)

PUBLISHING -- 0.1%
Edipresse S.A.                                                                            245             117,352
                                                                                                     ------------
                                                                                                       14,625,254
                                                                                                     ------------

THAILAND -- 0.1%
AIRPORT DEVELOPMENT -- 0.1%
Airports of Thailand PLC                                                               60,700              73,943
                                                                                                     ------------

UNITED KINGDOM -- 24.6%
BANKS -- 3.5%
HBOS PLC                                                                               41,589             625,760
HSBC Holdings PLC                                                                     104,901           1,695,799
Lloyds TSB Group PLC                                                                  116,393             958,229
Royal Bank of Scotland Group PLC                                                       60,811           1,725,971
                                                                                                     ------------
                                                                                                        5,005,759
                                                                                                     ------------
CHEMICALS -- 0.4%
Imperial Chemical Industries PLC                                                      111,989             590,793
                                                                                                     ------------
INSURANCE -- 0.4%
Amlin PLC                                                                             165,531             607,701
                                                                                                     ------------
MEDICAL PRODUCTS -- 1.0%
Smith & Nephew PLC (a)                                                                171,304        $  1,437,474
                                                                                                     ------------
MINERALS -- 1.6%
Billiton PLC                                                                          145,913           2,354,929
                                                                                                     ------------
OIL COMP-INTEGRATED -- 9.3%
BP PLC                                                                                962,838          11,440,333
Royal Dutch Shell PLC                                                                  32,097           1,107,905
Royal Dutch Shell PLC                                                                  23,451             775,154
                                                                                                     ------------
                                                                                                       13,323,392
                                                                                                     ------------
PHARMACEUTICALS -- 2.9%
GlaxoSmithKline PLC                                                                   166,769           4,239,416
                                                                                                     ------------
PHOTOGRAPHIC PRODUCTS -- 0.2%
Photo-Me International PLC (a)                                                        124,835             256,382
                                                                                                     ------------
REAL ESTATE OPERATORS/DEVELOPERS -- 0.4%
British Land Co., PLC                                                                  38,903             645,354
                                                                                                     ------------
RETAIL -- 1.2%
Kingfisher PLC                                                                        275,077           1,049,876
Next PLC                                                                               27,201             667,497
                                                                                                     ------------
                                                                                                        1,717,373
                                                                                                     ------------

MMA Praxis International Fund
Schedule of portfolio investments
September 30, 2005 (Unaudited)

TELECOMMUNICATIONS -- 0.3%
Eircom Group PLC                                                                      180,184             424,293
                                                                                                     ------------
UTILITIES - WATER -- 0.6%
United Utilities PLC                                                                   77,824             898,629
                                                                                                     ------------
WIRELESS TELECOMMUNICATIONS -- 2.8%
Vodafone Group PLC                                                                  1,539,007           4,001,825
                                                                                                     ------------
                                                                                                       35,503,320
                                                                                                     ------------
TOTAL COMMON STOCKS                                                                                   139,613,307
                                                                                                     ------------
CORPORATE NOTES -- 1.0%
COMMUNITY DEVELOPMENT -- 1.0%
DOMESTIC -- 1.0%
MMA Community Development Investment, Inc., 2.23%, 12/31/06, (b)+                     495,000             495,000
MMA Community Development Investment, Inc., 3.34%, 12/31/06, (b)+                     980,000             980,000
                                                                                                     ------------
                                                                                                        1,475,000
                                                                                                     ------------
TOTAL CORPORATE NOTES                                                                                $  1,475,000
                                                                                                     ------------
TOTAL INVESTMENTS (COST $117,126,520) (c) -- 97.3%                                                    141,088,307

Other assets in excess of liabilities -- 2.7%                                                           3,980,339
                                                                                                     ------------

NET ASSETS -- 100.0%                                                                                 $145,068,646
                                                                                                     ============

----------

(a)   Non-income producing securities.

(b) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933.

      These securities have been deemed illiquid under guidelines established by the Board of Trustees.

(c) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $105,975. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation                                       $24,577,614
      Unrealized depreciation                                          (721,802)
      Net unrealized appreciation                                   $23,855,812
                                                                    ===========

+ Variable rate security. Rates presented are the rates in effect at September 30, 2005. Date presented reflects next rate change date.

ADR - American Depository Receipt

GDR - Global Depository Receipt

PLC - Public Liability Co.

See notes to financial statements.

MMA Praxis Value Index Fund
Schedule of portfolio investments
September 30, 2005 (Unaudited)

                                                                                    SHARES               VALUE
COMMON STOCKS -- 98.4%
ADVERTISING AGENCIES -- 0.1%
Interpublic Group of Co., Inc. (a)(b)                                                   6,190        $     72,052
                                                                                                     ------------
AIRLINES -- 0.2%
Southwest Airlines Co.                                                                  5,120              76,032
                                                                                                     ------------
APPAREL MANUFACTURERS -- 0.4%
Jones Apparel Group, Inc.                                                               1,590              45,315
Liz Claiborne, Inc.                                                                     1,350              53,082
V.F. Corp.                                                                              1,280              74,202
                                                                                                     ------------
                                                                                                          172,599
                                                                                                     ------------
AUTOMOTIVE -- 0.7%
AutoNation, Inc. (a)                                                                    2,900              57,913
Cummins Engine, Inc.                                                                      140              12,319
Ford Motor Co.                                                                         26,760             263,853
                                                                                                     ------------
                                                                                                          334,085
                                                                                                     ------------
BANKS -- 15.3%
AmSouth Bancorp.                                                                        4,960             125,290
Bank of America Corp.                                                                  58,860           2,478,005
Bank of New York Co., Inc.                                                              7,700             226,457
BB&T Corp.                                                                              8,170             319,039
Comerica, Inc.                                                                          2,380             140,182
Compass Bancshares, Inc.                                                                1,120              51,330
Fifth Third Bancorp. (b)                                                                3,710             136,268
First Horizon National Corp. (b)                                                        1,720              62,522
Golden West Financial Corp.                                                             1,100              65,329
Huntington Bancshares, Inc.                                                             3,230              72,578
KeyCorp                                                                                 6,250             201,563
M & T Bank Corp.                                                                          790              83,511
Marshall & Ilsley Corp. (b)                                                             1,540              67,005
Mellon Financial Corp.                                                                  2,870              91,754
National City Corp.                                                                     8,110             271,198
North Fork Bancorp, Inc.                                                                5,150             131,325
Northern Trust Corp.                                                                      251              12,688
Regions Financial Corp.                                                                 7,010             218,151
State Street Corp.                                                                      1,630              79,740
SunTrust Banks, Inc.                                                                    5,310             368,780
U.S. Bancorp.                                                                          26,780             751,982
Wachovia Corp.                                                                         18,490             879,938
Wells Fargo Co.                                                                         9,210             539,430
Zions Bancorp.                                                                            740              52,695
                                                                                                     ------------
                                                                                                        7,426,760
                                                                                                     ------------

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
September 30, 2005 (Unaudited)

BEVERAGES -- 0.2%
Coca-Cola Enterprises, Inc.                                                             3,470        $     67,665
Pepsiamericas, Inc.                                                                     1,630              37,050
                                                                                                     ------------
                                                                                                          104,715
                                                                                                     ------------
BROADCAST SERVICES & PROGRAMMING -- 0.4%
Clear Channel Communications, Inc.                                                      4,390             144,387
Univision Communications, Inc. (a) (b)                                                  1,130              29,979
                                                                                                     ------------
                                                                                                          174,366
                                                                                                     ------------
BROKERAGE SERVICES -- 8.2%
A.G. Edwards, Inc.                                                                        814              35,661
Bear Stearns Co., Inc.                                                                  1,260             138,285
Goldman Sachs Group, Inc.                                                               3,610             438,904
J.P. Morgan Chase & Co.                                                                50,820           1,724,322
Lehman Brothers Holdings, Inc.                                                          2,650             308,672
Merrill Lynch & Co.                                                                     8,650             530,678
Morgan Stanley Dean Witter & Co.                                                       15,480             834,991
                                                                                                     ------------
                                                                                                        4,011,513
                                                                                                     ------------
CABLE TV -- 1.6%
Comcast Corp., Class A (a)                                                             25,860             759,767
                                                                                                     ------------
CHEMICALS - GENERAL -- 0.6%
Air Products & Chemicals, Inc.                                                          1,420              78,299
Engelhard Corp.                                                                         1,310              36,562
Lyondell Petrochemical (b)                                                              2,860              81,853
Sovereign Bancorp                                                                       4,410              97,197
                                                                                                     ------------
                                                                                                          293,911
                                                                                                     ------------
COMPUTERS & PERIPHERALS -- 3.1%
Ceridian Corp. (a)                                                                        448               9,296
EMC Corp. (a)                                                                           2,680              34,679
Hewlett-Packard Co.                                                                    41,970           1,225,524
NCR Corp. (a)                                                                           2,600              82,966
Sun Microsystems, Inc. (a)                                                             37,200             145,824
                                                                                                     ------------
                                                                                                        1,498,289
                                                                                                     ------------
CONSUMER PRODUCTS -- 0.0%
Bausch & Lomb, Inc.                                                                       250              20,170
                                                                                                     ------------
CONTAINERS - PAPER & PLASTIC -- 0.1%
Bemis Co., Inc.                                                                         1,270              31,369
                                                                                                     ------------

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
September 30, 2005 (Unaudited)

COSMETICS & TOILETRIES -- 0.0%
Alberto-Culver Co., Class B                                                               136        $      6,086
                                                                                                     ------------
DISTRIBUTION -- 0.3%
Genuine Parts Co.                                                                       2,580             110,682
W.W. Grainger, Inc.                                                                       350              22,022
                                                                                                     ------------
                                                                                                          132,704
                                                                                                     ------------
ELECTRIC SERVICES -- 1.1%
Allegheny Energy, Inc. (a)(b)                                                           2,400              73,728
Cinergy Corp.                                                                           2,950             131,009
Consolidated Edison, Inc.                                                               3,730             181,091
NiSource, Inc.                                                                          4,050              98,213
Pepco Holdings, Inc.                                                                    2,850              66,320
                                                                                                     ------------
                                                                                                          550,361
                                                                                                     ------------
ELECTRONIC & ELECTRICAL - GENERAL -- 0.8%
Advanced Micro Devices, Inc. (a)(b)                                                     2,510              63,252
American Power Conversion Corp.                                                            50               1,295
Fisher Scientific International, Inc. (a)                                               1,640             101,763
Freescale Semiconductor, Inc. (a)                                                       4,030              95,027
Jabil Circuit, Inc. (a)                                                                    84               2,597
LSI Logic Corp. (a)(b)                                                                  5,720              56,342
Micron Technology, Inc. (a)                                                             3,760              50,008
Molex, Inc. (b)                                                                           212               5,656
Novellus Systems, Inc. (a)                                                                974              24,428
Solectron Corp. (a)                                                                     2,980              11,652
                                                                                                     ------------
                                                                                                          412,020
                                                                                                     ------------
ENERGY -- 1.0%
Valero Energy                                                                           4,480             506,509
                                                                                                     ------------
FINANCIAL SERVICES -- 10.8%
Ambac Financial Group, Inc.                                                               586              42,227
Capital One Financial Corp.                                                             1,410             112,123
Charles Schwab Corp.                                                                      560               8,081
Cit Group, Inc.                                                                         2,930             132,377
Citigroup, Inc.                                                                        47,330           2,154,462
Countrywide Credit Industries, Inc.                                                     4,730             155,995
E*Trade Group, Inc. (a)                                                                 5,440              95,744
Federal Home Loan Mortgage Corp.                                                        9,760             551,050
Federal National Mortgage Association                                                  13,670             612,689
Janus Capital Group, Inc.                                                               3,070              44,362
MBIA, Inc. (b)                                                                            976              59,165
MBNA Corp.                                                                             18,710             461,014

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
September 30, 2005 (Unaudited)

MGIC Investment Corp.                                                                     853        $     54,763
PNC Financial Services Group                                                            4,280             248,326
Providian Financial Corp. (a)                                                           4,090              72,311
Washington Mutual, Inc.                                                                12,770             500,839
                                                                                                     ------------
                                                                                                        5,305,528
                                                                                                     ------------
FOOD DISTRIBUTORS & WHOLESALERS -- 0.9%
Albertsons, Inc. (b)                                                                    5,140             131,841
Dean Foods Co. (a)                                                                      2,270              88,212
Safeway, Inc.                                                                           6,550             167,680
SUPERVALU, Inc.                                                                         1,740              54,149
                                                                                                     ------------
                                                                                                          441,882
                                                                                                     ------------
FOOD PRODUCTS -- 0.6%
J.M. Smucker Co.                                                                          860              41,744
Kraft Foods, Inc. (b)                                                                   7,900             241,661
                                                                                                     ------------
                                                                                                          283,405
                                                                                                     ------------
FOOD STORES -- 0.5%
Kroger Co. (a)                                                                         11,270             232,049
                                                                                                     ------------
FORESTRY -- 0.2%
Plum Creek Timber Co., Inc.                                                             2,560              97,050
                                                                                                     ------------
FURNITURE & HOME FURNISHINGS -- 0.0%
Leggett & Platt, Inc.                                                                     940              18,988
                                                                                                     ------------
HEALTH CARE SERVICES -- 0.9%
Aetna, Inc.                                                                               990              85,279
AmerisourceBergen Corp.                                                                 1,140              88,122
Humana, Inc. (a)                                                                          600              28,728
McKesson HBOC, Inc.                                                                     1,970              93,477
Medco Health Solutions, Inc. (a)                                                          980              53,733
Tenet Healthcare Corp. (a)                                                              6,980              78,385
                                                                                                     ------------
                                                                                                          427,724
                                                                                                     ------------
HOTELS & MOTELS -- 0.1%
Starwood Hotels & Resorts Worldwide, Inc.                                                 984              56,255
                                                                                                     ------------
INDUSTRIAL GOODS & SERVICES -- 0.1%
Masco Corp.                                                                             1,340              41,111
                                                                                                     ------------
INSURANCE -- 9.1%
AFLAC, Inc.                                                                             1,290              58,437
Allstate Corp.                                                                          9,440             521,937
American International Group, Inc.                                                     16,730           1,036,590
Aon Corp.                                                                               4,830             154,946
Chubb Corp.                                                                             2,870             257,009

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
September 30, 2005 (Unaudited)

CIGNA Corp.                                                                             1,270        $    149,682
Cincinnati Financial Corp.                                                              2,583             108,202
Hartford Financial Services Group, Inc.                                                 3,280             253,118
Jefferson-Pilot Corp.                                                                   1,910              97,735
Lincoln National Corp.                                                                  1,800              93,636
Marsh & McLennan Cos., Inc.                                                             7,890             239,777
MetLife, Inc.                                                                           9,630             479,863
Principal Financial Group, Inc.                                                         2,430             115,109
Protective Life Corp.                                                                     970              39,945
SAFECO Corp.                                                                            1,770              94,483
St. Paul Cos., Inc. (a)                                                                 9,520             427,162
Torchmark Corp.                                                                         1,170              61,811
UnumProvident Corp. (b)                                                                 4,140              84,870
Wellpoint, Inc. (a)                                                                     2,540             192,583
                                                                                                     ------------
                                                                                                        4,466,895
                                                                                                     ------------
INSURANCE PROPERTY-CASUALTY -- 0.7%
ACE Ltd.                                                                                4,350             204,755
XL Capital, Ltd.                                                                        1,940             131,978
                                                                                                     ------------
                                                                                                          336,733
                                                                                                     ------------
MACHINERY -- 0.7%
Deere & Co.                                                                             3,640             222,768
Ingersoll-Rand Co., Ltd.                                                                2,940             112,396
                                                                                                     ------------
                                                                                                          335,164
                                                                                                     ------------
MANUFACTURING -- 0.6%
Brunswick Corp.                                                                           470              17,733
Cooper Industries, Ltd., Class A                                                        1,500             103,710
Dover Corp.                                                                             1,190              48,540
SPX Corp. (b)                                                                           1,110              51,005
Whirlpool Corp.                                                                           990              75,012
                                                                                                     ------------
                                                                                                          296,000
                                                                                                     ------------
MEDICAL - BIOMEDICAL/GENETIC -- 0.2%
Biogen Idec, Inc. (a)                                                                   2,490              98,305
Chiron Corp. (a) (b)                                                                      290              12,650
                                                                                                     ------------
                                                                                                          110,955
                                                                                                     ------------
MEDICAL - HOSPITALS -- 0.0%
Health Management Associates, Inc., Class A (b)                                           680              15,960
                                                                                                     ------------
MEDICAL SUPPLIES -- 0.0%
Hillenbrand Industry, Inc.                                                                340              15,997
                                                                                                     ------------

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
September 30, 2005 (Unaudited)

METALS -- 0.7%
Alcan, Inc. (b)                                                                         5,650        $    179,275
Nucor Corp.                                                                             2,360             139,216
                                                                                                     ------------
                                                                                                          318,491
                                                                                                     ------------
MINING -- 0.2%
Placer Dome, Inc. (b)                                                                   6,440             110,446
                                                                                                     ------------
MULTIMEDIA -- 2.1%
Time Warner, Inc.                                                                      55,700           1,008,727
                                                                                                     ------------
NEWSPAPERS -- 0.8%
Gannett Co., Inc.                                                                       3,750             258,112
Tribune Co.                                                                             4,440             150,472
                                                                                                     ------------
                                                                                                          408,584
                                                                                                     ------------
OFFICE EQUIPMENT & SERVICES -- 0.4%
Xerox Corp. (a)                                                                        14,600             199,290
                                                                                                     ------------
OIL & GAS EXPLORATION, PRODUCTION & SERVICES -- 4.1%
Anadarko Petroleum Corp.                                                                3,450             330,338
Apache Corp.                                                                            4,830             363,313
Burlington Resources, Inc.                                                              5,810             472,468
Devon Energy Corp.                                                                      6,690             459,201
ENSCO International, Inc.                                                                 220              10,250
GlobalSantaFe Corp. (b)                                                                   280              12,774
Nabors Industries, Ltd. (a)                                                               190              13,648
National-Oilwell Varco, Inc. (a)                                                          280              18,424
Noble Corp.                                                                                60               4,108
ONEOK, Inc.                                                                             1,440              48,989
Rowan Cos., Inc.                                                                          810              28,747
Transocean Sedco Forex, Inc. (a)                                                          340              20,845
Williams Cos., Inc.                                                                     8,640             216,432
                                                                                                     ------------
                                                                                                        1,999,537
                                                                                                     ------------
OIL & GAS TRANSMISSION -- 0.8%
El Paso Corp.                                                                           8,980             124,822
KeySpan Corp.                                                                           2,400              88,272
Sempra Energy                                                                           3,410             160,475
                                                                                                     ------------
                                                                                                          373,569
                                                                                                     ------------
OIL - INTEGRATED -- 10.3%
BP Amoco PLC ADR                                                                       51,060           3,617,600
ConocoPhillips                                                                         20,110           1,405,890
                                                                                                     ------------
                                                                                                        5,023,490
                                                                                                     ------------

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
September 30, 2005 (Unaudited)

PAPER PRODUCTS -- 1.2%
International Paper Co.                                                                 7,250             216,050
MeadWestvaco Corp.                                                                      2,590        $     71,536
Temple-Inland, Inc.                                                                     1,600              65,360
Weyerhaeuser Co.                                                                        3,620             248,875
                                                                                                     ------------
                                                                                                          601,821
                                                                                                     ------------
PHARMACEUTICALS -- 0.5%
Cardinal Health, Inc.                                                                   1,580             100,236
Caremark Rx, Inc. (a)                                                                     820              40,943
Mylan Laboratories, Inc. (b)                                                            2,590              49,883
Watson Pharmaceutical, Inc. (a)                                                         1,530              56,013
                                                                                                     ------------
                                                                                                          247,075
                                                                                                     ------------
PRINTING - COMMERCIAL -- 0.2%
R.R. Donnelley & Sons Co.                                                               3,070             113,805
                                                                                                     ------------
RAILROADS -- 0.6%
CSX Corp.                                                                               3,050             141,764
Norfolk Southern Corp.                                                                  3,700             150,072
                                                                                                     ------------
                                                                                                          291,836
                                                                                                     ------------
RAW MATERIALS -- 0.2%
Vulcan Materials Co.                                                                    1,430             106,120
                                                                                                     ------------
REAL ESTATE INVESTMENT TRUST -- 2.2%
AMB Property Corp.                                                                        980              44,002
Apartment Investment & Management Co.                                                   1,390              53,904
Archstone-Smith Trust                                                                   2,930             116,819
Avalonbay Communities, Inc.                                                             1,100              94,270
Duke Realty Corp.                                                                       2,060              69,793
Equity Office Properties Trust                                                          6,160             201,493
Equity Residential Properties Trust                                                     4,090             154,807
ProLogis                                                                                3,620             160,402
Vornado Realty Trust                                                                    1,980             171,508
                                                                                                     ------------
                                                                                                        1,066,998
                                                                                                     ------------
RESIDENTIAL BUILDING CONSTRUCTION -- 0.3%
Centex Corp.                                                                              610              39,394
KB Home                                                                                   250              18,300
Pulte Homes, Inc.                                                                       2,280              97,857
                                                                                                     ------------
                                                                                                          155,551
                                                                                                     ------------
RESTAURANTS -- 1.3%
McDonald's Corp.                                                                       17,900             599,471
Wendy's International, Inc.                                                               518              23,388
                                                                                                     ------------
                                                                                                          622,859
                                                                                                     ------------

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
September 30, 2005 (Unaudited)

RETAIL -- 1.7%
Circuit City Stores, Inc.                                                               2,730        $     46,847
Costco Wholesale Corp.                                                                  2,470             106,432
CVS Corp.                                                                               1,080              31,331
Federated Department Stores, Inc.                                                       3,918             261,997
J.C. Penney Co., Inc.                                                                   3,990             189,206
Office Depot, Inc. (a)                                                                  3,030              89,991
Sears Holding Corp. (a)                                                                   710              88,338
Tiffany & Co.                                                                           1,020              40,565
                                                                                                     ------------
                                                                                                          854,707
                                                                                                     ------------
SOFTWARE & COMPUTER SERVICES -- 0.3%
Affiliated Computer Services - Class A (a)                                                320              17,472
BMC Software, Inc. (a)                                                                  3,100              65,410
Siebel Systems, Inc. (b)                                                                7,630              78,818
Symbol Technologies, Inc.                                                                 790               7,647
                                                                                                     ------------
                                                                                                          169,347
                                                                                                     ------------
TELECOMMUNICATIONS -- 10.1%
ALLTEL Corp.                                                                            5,500             358,105
AT&T Corp.                                                                             11,820             234,036
BellSouth Corp.                                                                        26,840             705,892
CenturyTel, Inc.                                                                        1,880              65,762
Citizens Communications Co. (b)                                                         4,110              55,691
SBC Communications, Inc.                                                               48,400           1,160,148
Sprint Corp.                                                                           42,170           1,002,803
Telephone & Data Systems, Inc.                                                          1,510              58,890
Verizon Communications, Inc.                                                           39,960           1,306,292
                                                                                                     ------------
                                                                                                        4,947,619
                                                                                                     ------------
TELECOMMUNICATIONS-SERVICES & EQUIPMENT -- 0.7%
Comverse Technology, Inc. (a)                                                             776              20,386
Nortel Networks Corp. (a)(b)                                                           62,990             205,347
Scientific-Atlanta, Inc.                                                                  700              26,257
Tellabs, Inc. (a)                                                                       7,050              74,166
                                                                                                     ------------
                                                                                                          326,156
                                                                                                     ------------
TRANSPORTATION SERVICES -- 0.2%
FedEx Corp.                                                                               490              42,694
Yellow Roadway Corp. (a)                                                                  850              35,207
                                                                                                     ------------
                                                                                                           77,901
                                                                                                     ------------
TOTAL COMMON STOCKS                                                                                    48,088,933
                                                                                                     ------------

MMA Praxis Value Index Fund
Schedule of portfolio investments, continued
September 30, 2005 (Unaudited)

                                                                                  SHARES OR
                                                                                  PRIINCIPAL
                                                                                    AMOUNT              VALUE
CORPORATE NOTES -- 0.8%
COMMUNITY DEVELOPMENT -- 0.8%
MMA Community Development Investment, Inc., 2.23%, 12/31/06, (c)+                      75,000        $     75,000
MMA Community Development Investment, Inc., 3.34%, 12/31/06, (c)+                     335,000             335,000
                                                                                                     ------------
TOTAL CORPORATE NOTES                                                                                     410,000
                                                                                                     ------------
SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 0.1%
SHORT TERM -- 0.1%
Citigroup                                                                              39,236              39,236
                                                                                                     ------------
TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                 39,236
                                                                                                     ------------
TOTAL INVESTMENTS (COST $41,393,142) (d) -- 99.3%                                                      48,538,169

Other assets in excess of liabilities -- 0.7%                                                             321,414
                                                                                                     ------------
NET ASSETS -- 100.0%                                                                                 $ 48,859,583
                                                                                                     ============

----------

(a)   Non-income producing securities.

(b)   All or part of this security was on loan, as of September 30, 2005.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933.

      These securities have been deemed illiquid under guidelines established by the Board of Trustees.

(d) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $419,381. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation                                       $ 8,888,081
      Unrealized depreciation                                        (2,162,435)
      Net unrealized appreciation                                   $ 6,725,646
                                                                    ===========

+ Variable rate security. Rates presented are the rates in effect at September 30, 2005. Date presented reflects next rate change date.

ADR - American Depositary Receipt

PLC - Public Liability Co.

                                                                                                      UNREALIZED
FUTURES CONTRACTS PURCHASED                                                        CONTRACTS         DEPRECIATION
                                                                                   ---------         ------------
S&P Barra Value Index Futures Contract, expiring December, 2005 (underlying face
amount at value $479,700)                                                                   3             ($1,763)

See notes to financial statements.

SECURITIES VALUATION:

Securities are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation. The Funds use various independent pricing services to value most of their investments.

SECURITIES TRANSACTIONS:

Security transactions are accounted for on the trade date.

FUTURES CONTRACTS:

The Funds may invest in futures contracts (stock or bond index futures contracts or interest rate futures) to hedge or manage risks associated with a Funds' securities investments. To enter into a futures contract, an amount of cash and cash equivalents, equal to the market value of the futures contracts, is deposited in a segregated account with the Company's Custodian and /or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments to underlying futures contracts it holds. The inability to close the futures position also could have an adverse impact on a Fund's ability to hedge or manage risks effectively.

SWAP AGREEMENTS:

The funds may enter into event-linked swaps, including credit default swaps. The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a counter party to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

RESTRICTED SECURITIES:

Investments in restricted securities are valued by the Board of Trustees or valued pursuant to valuation procedures approved by the Board of Trustees (the "Valuation Procedures"). The Valuation Procedures contemplate the Board's delegation of the implementation of the Valuation Procedures to the Funds' adviser. In valuating restricted securities under the Valuation Procedures, the Funds' adviser will consider (but is not limited to) certain specific general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Funds' adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

SECURITIES LENDING:

In order to generate additional income, each Fund may, from time to time, subject to its investment objectives and policies, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities pursuant to agreements requiring that the loans be secured by collateral equal in value to 100% of the value of the securities loaned. Collateral for loans of portfolio securities must consist of: (1) cash in U.S. dollars, (2) obligations issued or guaranteed by the U.S. Treasury or by any agency or instrumentality of the U.S. Government, or (3) irrevocable, non-transferable, stand-by letters of credit issued by banks domiciled or doing business within the U.S. and meeting certain credit requirements at the time of issuance. This collateral will be valued daily by the Funds' adviser. Should the market value of the loaned securities increase, the borrower is required to furnish additional collateral to that Fund.

COMMUNITY DEVELOPMENT INVESTMENTS:

Consistent with the investment criteria for socially responsible investing, the Board of Trustees of the Fund has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission an exemptive order that would permit each of the Funds to invest a limited portion of their respective net assets in securities issued by and affiliate of MMA Capital Management (the "Adviser"), MMA Community Development Investments, Inc. ("MMA-CDI"). MMA-CDI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the "CDI-Notes"). Assets raised through offerings of CDI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board of Trustees, would be permitted to invest up to 3% of its net assets in CDI-Notes.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MMA Praxis Mutual Funds

By (Signature and Title)


/s/ Steven T. McCabe
---------------------------
Steven T. McCabe, Treasurer

Date: November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Steven T. McCabe
---------------------------
Steven T. McCabe, Treasurer

Date: November 22, 2005


By (Signature and Title)


/s/ John Liechty
---------------------------
John Liechty, President

Date: November 22, 2005